Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2022
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	24 years